Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Borrowings [abstract]
Summary of Loans

	December 31,	December 31,
	2022	2023
Unsecured borrowings at amortized cost
Loans from government (a)	$11,855,579	$12,496,831

Secured borrowings at amortized cost
Other long-term borrowings (b)	$25,549,385	$14,102,108

Total borrowings	$37,404,964	$26,598,939

Analyzed as:
Current and repayable on demand or within 1 year	$7,748,831	$1,800,387
Non-current and repayable more than 1 year	$29,656,133	$24,798,552
Total borrowings	$37,404,964	$26,598,939